Financial Assets/Liabilities at Fair Value through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2021
Financial Assets/Liabilities at Fair Value through Profit or Loss [Abstract]
Financial Assets at Fair Value through Profit and Loss [text block table]
in € m.	Dec 31, 2021	Dec 31, 2020
Financial assets classified as held for trading:
Trading assets:
Trading securities	92,536	97,756
Other trading assets[1]	9,860	10,173
Total trading assets	102,396	107,929
Positive market values from derivative financial instruments	299,732	343,493
Total financial assets classified as held for trading	402,128	451,422
Non-trading financial assets mandatory at fair value through profit or loss:
Securities purchased under resale agreements	59,931	46,057
Securities borrowed	18,355	17,009
Loans	895	2,192
Other financial assets mandatory at fair value through profit or loss	9,784	10,864
Total Non-trading financial assets mandatory at fair value through profit or loss	88,965	76,121
Financial assets designated at fair value through profit or loss:
Loans	139	437
Other financial assets designated at fair value through profit or loss	0	0
Total financial assets designated at fair value through profit or loss	140	437
Total financial assets at fair value through profit or loss	491,233	527,980

[1] Includes traded loans of € 9.2 billion and € 8.3 billion at December 31, 2021 and 2020 respectively.

Financial Liabilities at Fair Value through Profit and Loss [text block table]
in € m.	Dec 31, 2021	Dec 31, 2020
Financial liabilities classified as held for trading:
Trading liabilities:
Trading securities	54,235	43,882
Other trading liabilities	483	434
Total trading liabilities	54,718	44,316
Negative market values from derivative financial instruments	287,109	327,775
Total financial liabilities classified as held for trading	341,827	372,090
Financial liabilities designated at fair value through profit or loss:
Securities sold under repurchase agreements	53,364	41,636
Loan commitments	7	2
Long-term debt	3,699	3,374
Other financial liabilities designated at fair value through profit or loss	1,397	1,570
Total financial liabilities designated at fair value through profit or loss	58,468	46,582
Investment contract liabilities	562	526
Total financial liabilities at fair value through profit or loss	400,857	419,199

Changes in fair value of financial assets attributable to movements in counterparty credit risk [text block table]
in € m.	Dec 31, 2021	Dec 31, 2020
Notional value of financial assets exposed to credit risk	136	439
Annual change in the fair value reflected in the Statement of Income	1	(8)
Cumulative change in the fair value	0	(8)
Notional of credit derivatives used to mitigate credit risk	98	166
Annual change in the fair value reflected in the Statement of Income	0	8
Cumulative change in the fair value	0	8

Changes in fair value of financial liabilities attributable to movements in the Groups credit risk [text block table]
Changes in fair value of financial liabilities attributable to movements in the Group’s credit risk[1]
in € m.	Dec 31, 2021	Dec 31, 2020
Presented in Other comprehensive Income
Cumulative change in the fair value	7	(12)
Presented in Statement of income
Annual change in the fair value reflected in the Statement of Income	0	0
Cumulative change in the fair value	0	0

[1] The fair value of a financial liability incorporates the credit risk of that financial liability. Changes in the fair value of financial liabilities issued by consolidated structured entities have been excluded as this is not related to the Group’s credit risk but to that of the legally isolated structured entity, which is dependent on the collateral it holds.

Transfers of the cumulative gains or losses within equity during the period [text block table]	Transfers of the cumulative gains or losses within equity during the period
in € m.	Dec 31, 2021	Dec 31, 2020
Cumulative gains or losses within equity during the period	0	0

Amounts realized on derecognition of liabilities designated at FVtPL [text block table]
Amounts realized on derecognition of liabilities designated at fair value through profit or loss
in € m.	Dec 31, 2021	Dec 31, 2020
Amount presented in other comprehensive income realized at derecognition	0	0

Excess of the Contractual Amount Repayable at Maturity over the Carrying Value of Financial Liabilities [text block table]
in € m.	Dec 31, 2021	Dec 31, 2020
Including undrawn loan commitments²	2,943	963
Excluding undrawn loan commitments	607	159

[1] Assuming the liability is extinguished at the earliest contractual maturity that the Group can be required to repay. When the amount payable is not fixed, it is determined by reference to conditions existing at the reporting date.
[2] The contractual cash flows at maturity for undrawn loan commitments assume full drawdown of the facility.